UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               --------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

     This Amendment (Check only one):   |_|  is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Anchorage Advisors, LLC
Address:     610 Broadway, 6th Floor
             New York, NY  10012


Form 13F File Number:  028-11711
                     ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Anthony L. Davis
Title:       Managing Member of Anchorage Advisors Management, LLC
Phone:       212-432-4600

Signature, Place and Date of Signing:


    /s/ Anthony L. Davis            New York, New York        August 14, 2009
------------------------------     --------------------       ---------------
         [Signature]                   [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            0
                                              ----------------------------------

Form 13F Information Table Entry Total:                       19
                                              ----------------------------------

Form 13F Information Table Value Total:                    $196,522
                                              ----------------------------------
                                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None


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

                                                      ANCHORAGE ADVISORS, LLC
                                                              FORM 13F
                                                    Quarter Ended June 30, 2009

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                                 CLASS                      VALUE   SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                   TITLE           CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC  NOTE 6.000% 5/0   007903AL1   5,040  10,500,000  PRN        SOLE                                  NONE
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AMR CORP                          COM         001765106   3,312     824,000   SH  CALL  SOLE                   824,000
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BRISTOL MYERS SQUIBB CO           COM         110122108   8,124     400,000   SH  PUT   SOLE                   400,000
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CITIGROUP INC                     COM         172967101   8,732   2,940,000   SH        SOLE                 2,940,000
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ENER1 INC                       COM NEW       29267A203  33,447   6,125,855   SH        SOLE                 6,125,855
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FRONTEER DEV GROUP INC            COM         35903Q106  26,673   7,776,250   SH        SOLE                 7,776,250
------------------------------------------------------------------------------------------------------------------------------------
GATX CORP                         COM         361448103   2,701     105,000   SH  PUT   SOLE                   105,000
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO                    COM         406216101  16,883     815,600   SH  PUT   SOLE                   815,600
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HUNTSMAN CORP                     COM         447011107  10,060   2,000,000   SH        SOLE                 2,000,000
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LEAR CORP                         COM         521865105   1,000   2,000,000   SH        SOLE                 2,000,000
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LIVEPERSON INC                    COM         538146101  17,600   4,400,020   SH        SOLE                 4,400,020
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MAGNA INTL INC                   CL A         559222401  12,672     300,000   SH        SOLE                   300,000
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ORION ENERGY SYSTEMS INC          COM         686275108     599     159,809   SH        SOLE                   159,809
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RYDER SYS INC                     COM         783549108   2,680      96,000   SH  PUT   SOLE                    96,000
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TEXTRON INC                       COM         883203101   3,864     400,000   SH  PUT   SOLE                   400,000
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UAL CORP                    DBCV 5.000% 2/0   902549AE4   2,583   6,150,000  PRN        SOLE                                  NONE
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UNITEDHEALTH GROUP INC            COM         91324P102   7,806     312,500   SH  CALL  SOLE                   312,500
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WELLPOINT INC                     COM         94973V107  21,384     420,200   SH  CALL  SOLE                   420,200
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WELLS FARGO & CO NEW        PERP PFD CNV A    949746804  11,362      14,474   SH        SOLE                    14,474
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